Structured entities - Own asset securitisations (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Consolidated structured entities
Loans and advances to customers	£ 358,990	£ 360,544
Consolidated structured entities | Other credit risk transfer securitisations
Consolidated structured entities
Loans and advances to customers	7,137	10,027
ECL in relation to non-defaulted assets	28	183
Consolidated structured entities | Covered Bond Programme
Consolidated structured entities
Debt securities in issue	0	318
Loans and advances to customers	8,965	10,758
Other borrowings	3,512	4,105
Consolidated structured entities | Lending of own issued securities
Consolidated structured entities
Debt securities in issue	1,564	2,029
Consolidated structured entities | Lending of own issued securities | Secured
Consolidated structured entities
Debt securities in issue	1,494	1,893
Held by Third party | Other credit risk transfer securitisations
Consolidated structured entities
Debt securities in issue	£ 867	£ 772